COLUMBIA SMALL CAP GROWTH FUND, INC.
                                         (the "Fund")
                     Supplement to Prospectuses dated January 1, 2005 and
            to the Statement of Additional Information dated January 1, 2005, as revised July 12, 2005

         Effective October 10, 2005, Columbia Small Cap Growth Fund will change its name to Columbia Small Cap Growth Fund I; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/90951-0905                                               October 5, 2005